Related Party Transactions (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IPC | General Advisory And Management Services
Related Party Transaction
Specified amount of annual fees for ongoing advisory and management services	$ 500,000
Annual fee for ongoing advisory and management services as a percentage of adjusted EBITDA	0.75%
Amount paid		800,000	800,000	900,000	800,000	800,000
Ryan Companies US, Inc.
Related Party Transaction
Number of common directors		1		1
Ryan Companies US, Inc. | Operating Lease Services
Related Party Transaction
Amount paid		$ 300,000	$ 300,000	$ 315,000	$ 350,000	$ 328,000